Amount Due From Associate	3 Months Ended
Mar. 31, 2022
Amount Due From Assocate [Abstract]
AMOUNT DUE FROM ASSOCIATE

NOTE 8 – AMOUNT DUE FROM ASSOCIATE

The amount due from associate is interest free, unsecured with no fixed repayment terms.

The amount due from associate of $7,243,700 has been acquired by Lovarra as of January 27, 2022.

	As of March 31,	As of December 31,
	2022	2021

Amount due from associate	$-	$7,208,700
	$-	$7,208,700